Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Accounts receivable, due to allowances for credit losses and sales returns	$ 35,217	$ 38,782
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,234,048	1,223,072
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	121,912	38,204
Share-based compensation expense	76,330	74,422
Section 163(j) interest	460,091	248,890
Research and experimental expenditures, due to capitalization for tax purposes	196,749	152,950
Net operating loss carryforwards	3,013,309	3,025,852
Plant and equipment, due to differences in depreciation and capital gain recognition	61,332	54,413
Other	12,348	9,025
Total gross deferred tax assets	5,211,336	4,865,610
Valuation allowance	(5,211,336)	(4,865,610)
Net deferred tax assets	$ 0	$ 0